Note 2 - Basis of Presentation (Details Textual)	Sep. 25, 2020	Jan. 21, 2020	Apr. 30, 2019
Reverse Stock Split [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio	20	2,000	500